Note 12 - Equity Transactions (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended		12 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 25, 2013 Public Offering [Member] Class G Warrants [Member]	Dec. 31, 2013 Public Offering [Member] Common Stock [Member]	Jul. 25, 2013 Public Offering [Member] Common Stock [Member]	Jul. 25, 2013 Public Offering [Member]	Dec. 31, 2013 Private Placements [Member] Class I Warrants [Member]	Dec. 31, 2013 Private Placements [Member] Class I Warrants [Member] Minimum [Member]	Dec. 31, 2013 Private Placements [Member] Common Stock [Member]	Dec. 31, 2013 Private Placements [Member]	Dec. 31, 2013 Consulting Agreements [Member]	Dec. 31, 2013 Class G Warrants [Member]	Dec. 31, 2013 Class I Warrants [Member]	Dec. 31, 2013 Common Stock [Member]
Note 12 - Equity Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				3,006,818		3,006,818			1,043,646	1,043,646
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1		1		1		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,503,409
Warrants Price Per Unit (in Dollars per Item)						0.55				0.60
Proceeds from Issuance of Public Offering, Gross (in Dollars)						$ 1,653,750
Proceeds from Issuance Public Offering, Net (in Dollars)						1,517,450
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.80				0.85					0.80	0.85
Class of Warrants or Right, Exercisable Term			5 years
Proceeds from Issuance of Private Placement (in Dollars)	626,188									626,188
Warrants Term													5 years
Class of Warrant or Right, Call Feature, Stock Price Trigger (in Dollars per share)								$ 1.40
Class of Warrant or Right, Call Feature, Threshold Consecutive Trading Days							20 days
Stock Issued During Period, Shares, Issued for Services											1,583,315			1,583,315
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 1,014,267										$ 1,014,267			$ 1,584
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0